Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2022
Provision for liabilities and charges
Schedule for provisions for liabilities and charges

				Financial
	Customer	Litigation and		commitments
	redress (1)	other regulatory (2)	Property	and guarantees	Other (3)	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2022	474	277	231	93	193	1,268
Expected credit losses impairment release	—	—	—	(6)	—	(6)
Currency translation and other movements	1	18	—	—	3	22
Charge to income statement	88	6	10	—	33	137
Release to income statement	(19)	(5)	(5)	—	(27)	(56)
Provisions utilised	(76)	(71)	(16)	—	(63)	(226)
At 30 June 2022	468	225	220	87	139	1,139

(1)	Includes payment protection insurance provision which reflects the estimated cost of PPI redress attributable to claims prior to the Financial Conduct Authority (FCA) complaint deadline of 29 August 2019. All pre-deadline complaints have been processed which removes complaint volume estimation uncertainty from the provision estimate. NatWest Group continues to conclude remaining bank-identified closure work and conclude cases with the Financial Ombudsmen Service.
(2)	Majority of utilisation of litigation provisions relates to resolutions of the FX-related investigation by the European Commission and the spoofing-related investigation by the US Department of Justice.
(3)	Other materially comprises provisions relating to restructuring costs.